Bank borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Bank borrowings
Short-term bank borrowings (note a)	$ 1,391
Long-term bank borrowings, current portion (note b)	696	$ 6,906
Current Total	2,087	6,906
Long-term bank borrowings (note b) (note)	$ 27,127	$ 15,539